Label	Element	Value
Templeton International Climate Change Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TEMPLETON INTERNATIONAL CLIMATE CHANGE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek total return over the longer term.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $25,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 37 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 54 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21.51% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.51%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $25,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not sell your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets in "non-U.S. securities," as defined below. These securities are predominantly equity securities of companies located outside the U.S., including developing markets. For purposes of the Fund’s investments, “non-U.S. securities” means those securities of companies: (1) whose principal securities trading markets are outside the United States; (2) that derive 50 percent or more of their total revenue from either goods or services produced or sales made in markets outside the United States; (3) that have 50 percent or more of their assets outside the United States; (4) that are linked to non-U.S. dollar currencies; or (5) that are organized under the laws of, or with principal offices in, a country other than the United States.

The equity securities in which the Fund invests are predominantly common stock, and may include small and mid capitalization companies. Although the investment manager searches for investments across a large number of countries and sectors, from time to time, based on economic conditions, the Fund may have significant positions in particular countries or sectors, such as industrials.

Under normal market conditions, the Fund invests predominantly in companies that are determined by the investment manager to exhibit superior practices in identifying, adapting and providing solutions to the consequences of climate change (i.e., companies that, based on the investment manager’s fundamental analysis and research, are able to successfully transition to a lower carbon economy).

When choosing equity investments for the Fund, the investment manager applies a “bottom-up,” value-oriented, long-term approach, to select attractively valued companies preparing for a transition to a lower carbon economy. The investment manager focuses on the market price of the company’s securities relative to the investment manager’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The investment manager also considers a company’s price/earnings ratio, price/cash flow ratio, profit margins and liquidation value.

The investment manager may consider selling an equity security when it believes the security price meets or exceeds its estimation of full value, greater value exists in another similar security or the company no longer meets the climate change inclusion criteria.

The Fund may, from time to time, engage in (i) currency-related derivatives, such as currency and cross-currency forwards and currency futures contracts, to seek to hedge (protect) against currency risks, and (ii) equity-related derivatives, which may include equity futures and equity index futures, for various purposes including enhancing Fund returns, increasing liquidity and gaining exposure to individual securities and particular markets in more efficient or less expensive ways.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets in "non-U.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Market: The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The global outbreak of the novel strain of coronavirus, COVID-19 and its subsequent variants, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. The long-term impact on economies, markets, industries and individual issuers is not known. Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets; reduced liquidity of many instruments; and disruptions to supply chains, consumer demand and employee availability, may continue for some time.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Foreign Securities (non-U.S.): Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; diplomatic and political developments could affect the economies, industries, and securities and currency markets of the countries in which the Fund is invested, which can include rapid and adverse political changes; social instability; regional conflicts; sanctions imposed by the United States, other nations or other governmental entities, including supranational entities; terrorism; and war; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies – e.g., fluctuations may negatively affect investments denominated in foreign currencies and any income received or expenses paid by the Fund in that foreign currency. The risks of foreign investments may be greater in developing or emerging market countries.

Currency Management Strategies: Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the investment manager expects. In addition, currency management strategies, to the extent that they reduce the Fund’s exposure to currency risks, also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates. Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses. Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.

Developing Market Countries: The Fund’s investments in securities of issuers in developing market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls;

greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Focusing On Climate Change: Because the Fund focuses its investments in securities of companies that are determined by the investment manager to exhibit superior practices in identifying, adapting and providing solutions to the consequences of climate change, the Fund will be more susceptible to events or factors affecting these companies, and the market prices of its portfolio securities may be more volatile than those of mutual funds that are more diversified. The Fund may be particularly exposed to risks associated with global and regional climate changes; environmental protection regulatory actions; changes in government standards and subsidy levels; changes in taxation; political, regulatory and economic developments; and scientific developments and technological changes in industries focusing on energy, pollution control and mitigation of global warming. In addition, there is a risk that the companies identified by the investment manager do not operate as expected when addressing climate changes issues.

Value Style Investing: A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur or do not have the anticipated effect.

Liquidity: The trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities or other investments when necessary to meet the Fund’s liquidity needs, which may arise or increase in response to a specific economic event or because the investment manager wishes to purchase particular investments or believes that a higher level of liquidity would be advantageous. Reduced liquidity will also generally lower the value of such securities or other investments. Market prices for such securities or other investments may be relatively volatile.

Management: The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Focus: To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investments from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Industrials companies: The stock prices of companies in the industrials sector are affected by supply and demand both for their specific product or service and for industrials sector products in general. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk for environmental damage and product liability claims. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of export or import controls, increased competition, depletion of resources, technological developments and labor relations.

Small and Mid Capitalization Companies: Securities issued by small and mid capitalization companies may be more volatile in price than those of larger companies and may involve substantial risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, small and mid capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Derivative Instruments: The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a currency, security, interest rate or index, and such instruments often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. Their successful use will usually depend on the investment manager’s ability to accurately forecast movements in the market relating to the underlying instrument. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not achieve the anticipated benefits of the transaction, and it may realize losses, which could be significant. If the investment manager is not successful in using such derivative instruments, the Fund’s performance may be worse than if the investment manager did not use such derivative instruments at all. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security, interest rate, index or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform. There is also the risk, especially under extreme market conditions, that an instrument, which usually would operate as a hedge, provides no hedging benefits at all.

Cybersecurity: Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, the sub-advisors and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The investment manager and the sub-advisors have limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or the investment manager or the sub-advisors. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager, the sub-advisors and their service providers are subject to the risk of cyber incidents occurring from time to time.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Advisor Class shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Advisor Class shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) DIAL BEN/342-5236
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	franklintempleton.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Advisor Class Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	2020, Q4	27.13%
Worst Quarter:	2020, Q1	-24.80%

As of September 30, 2023, the Fund’s year-to-date return was 8.97%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For periods ended December 31, 2022
Templeton International Climate Change Fund | MSCI All Country World ex-US Index-NR
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)
Label	rr_AverageAnnualReturnLabel	MSCI All Country World ex-US Index-NR
1 Year	rr_AverageAnnualReturnYear01	(16.00%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.30%	[1]
Templeton International Climate Change Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.71%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other expenses	rr_OtherExpensesOverAssets	5.29%	[4],[5]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total annual Fund operating expenses	rr_ExpensesOverAssets	6.28%	[6]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.03%)	[7]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.25%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2024
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	based on estimated amounts for the current fiscal year.
1 Year	rr_ExpenseExampleYear01	$ 670
3 Years	rr_ExpenseExampleYear03	1,886
5 Years	rr_ExpenseExampleYear05	3,071
10 Years	rr_ExpenseExampleYear10	$ 5,903
1 Year	rr_AverageAnnualReturnYear01	(23.73%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.21%	[8]
Templeton International Climate Change Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees	rr_ManagementFeesOverAssets	0.71%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[3]
Other expenses	rr_OtherExpensesOverAssets	5.29%	[4],[5]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total annual Fund operating expenses	rr_ExpensesOverAssets	7.03%	[6]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.03%)	[7]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.00%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2024
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	based on estimated amounts for the current fiscal year.
1 Year	rr_ExpenseExampleYear01	$ 303
3 Years	rr_ExpenseExampleYear03	1,622
5 Years	rr_ExpenseExampleYear05	2,984
10 Years	rr_ExpenseExampleYear10	6,032
1 Year	rr_ExpenseExampleNoRedemptionYear01	203
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,622
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,984
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 6,032
1 Year	rr_AverageAnnualReturnYear01	(20.35%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.77%	[8]
Templeton International Climate Change Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.71%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[3]
Other expenses	rr_OtherExpensesOverAssets	5.29%	[4],[5]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total annual Fund operating expenses	rr_ExpensesOverAssets	6.53%	[6]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.03%)	[7]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.50%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2024
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	based on estimated amounts for the current fiscal year.
1 Year	rr_ExpenseExampleYear01	$ 153
3 Years	rr_ExpenseExampleYear03	1,484
5 Years	rr_ExpenseExampleYear05	2,774
10 Years	rr_ExpenseExampleYear10	$ 5,832
Templeton International Climate Change Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.71%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other expenses	rr_OtherExpensesOverAssets	6.06%	[4],[5]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total annual Fund operating expenses	rr_ExpensesOverAssets	6.80%	[6]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.83%)	[7]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.97%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2024
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	based on estimated amounts for the current fiscal year.
1 Year	rr_ExpenseExampleYear01	$ 99
3 Years	rr_ExpenseExampleYear03	1,488
5 Years	rr_ExpenseExampleYear05	2,828
10 Years	rr_ExpenseExampleYear10	$ 5,972
Templeton International Climate Change Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.71%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other expenses	rr_OtherExpensesOverAssets	5.29%	[4],[5]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total annual Fund operating expenses	rr_ExpensesOverAssets	6.03%	[6]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.03%)	[7]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.00%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2024
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	based on estimated amounts for the current fiscal year.
1 Year	rr_ExpenseExampleYear01	$ 102
3 Years	rr_ExpenseExampleYear03	1,343
5 Years	rr_ExpenseExampleYear05	2,559
10 Years	rr_ExpenseExampleYear10	$ 5,490
Annual Return 2019	rr_AnnualReturn2019	25.22%
Annual Return 2020	rr_AnnualReturn2020	34.26%
Annual Return 2021	rr_AnnualReturn2021	3.29%
Annual Return 2022	rr_AnnualReturn2022	(19.06%)
Year to Date Return, Label	rr_YearToDateReturnLabel	As of September 30, 2023, the Fund’s year-to-date return was 8.97%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.97%
Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.13%
Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.80%)
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(19.06%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.76%	[1]
Templeton International Climate Change Fund | Advisor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 Year	rr_AverageAnnualReturnYear01	(19.84%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.11%	[1]
Templeton International Climate Change Fund | Advisor Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of Fund shares
1 Year	rr_AverageAnnualReturnYear01	(10.32%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.10%	[1]

[1]	Since inception June 1, 2018.
[2]

There is a 1% contingent deferred sales charge that applies to investments of $1 Million or more (see "Investment of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

[3]	Class A and Class C distribution and service (12b-1) fees have been restated to reflect the maximum rate approved by the board of trustees. Consequently, the total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights due to a different 12b-1 fee rate paid in the Fund’s most recent fiscal year.
[4]	Other expenses have been restated to reflect fees and expenses for the current fiscal year. Consequently, the total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.
[5]	Other expenses for Class R shares are based on estimated amounts for the current fiscal year.
[6]	Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[7]	The investment manager has agreed to waive fees and/or reimburse operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses, interest expense and certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.97% for each share class. The investment manager has also agreed to reduce its fees to reflect reduced services resulting from the Fund’s investments in Franklin Templeton affiliated funds. In addition, transfer agency fees on Class R6 shares of the Fund have been capped so that transfer agency fees for that class do not exceed 0.03%. These arrangements are expected to continue until December 31, 2024. During the terms, the fee waiver and expense reimbursement agreements may not be terminated or amended without approval of the board of trustees except to add series or classes, to reflect the extension of termination dates or to lower the waiver and expense limitation (which would result in lower fees for shareholders).
[8]	Since inception June 3, 2022.